Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Unrecognized Tax Benefits [Line Items]
Unrecognized tax benefits beginning balance	$ 5,484	$ 3,651
Gross decrease - tax positions in prior year	(1,226)
Gross increase - current period tax positions		1,833
Gross decrease - current period tax positions	(599)
Unrecognized tax benefits ending balance	$ 3,659	$ 5,484